PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
13455 Noel Road, Suite 800
Dallas, TX 75240
                                                                  PHYMC-3QR-0706


                               PROSPECT STREET(R)

                           HIGH INCOME PORTFOLIO, INC.

                                QUARTERLY REPORT
                                  JULY 31, 2006

[GRAPHIC OMITTED]
PROSPECT STREET LOGO

CONTENTS

 3 Letter to Stockholders
 4 Portfolio Statistics
 5 Schedule of Investments
11 Statement of Assets and  Liabilities
12 Statement of  Operations
13 Statement of Cash Flows
14 Statements of Changes in Net Assets
15 Financial Highlights
16 Notes to Financial Statements

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF STOCKHOLDERS OF PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                                                               September 1, 2006
LETTER TO STOCKHOLDERS

Dear Stockholders:

We are pleased to provide you with our report for the nine months ended July 31, 2006. On July 31, 2006, the net asset value of the Fund was $3.39 per share, as compared to $3.25 on October 31, 2005. On July 31, 2006, the closing market price of the Fund's shares on the New York Stock Exchange was $3.16 per share, as compared to $2.77 on October 31, 2005. During the nine months ended July 31, 2006, the Fund distributed to common stock stockholders $0.20 per share, including potential returns of capital.

THE FUND'S INVESTMENTS:

The total return on the Fund's per share market price, assuming reinvestment of dividends, for the nine months ended July 31, 2006, including any potential returns of capital, was 21.47%. The total return on the Fund's net assets, including any potential returns of capital, was 11.07% for the nine months ended July 31, 2006. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 14.08% relative to an increase in the net asset value of the Fund's shares of 4.31% during the period.

On August 3, 2006 and September 8, 2006, the Board of Directors declared dividends of $0.023 per common share, payable on the last day of business for the months of August and September.

Respectfully submitted,

                                               /S/ James Dondero
                                               James Dondero
                                               President
                                               /S/ Mark Okada
                                               Mark Okada
                                               Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
PORTFOLIO STATISTICS
JULY 31, 2006 (UNAUDITED)

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

                        Investment Type by Market Value
                     (As a percentage of total investments)

         Varianble Rate Senior Loan Notes   6.99%
         Bonds and Notes                   78.76%
         Common Stocks                     14.17%
         Warrants                           0.08%

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 VARIABLE RATE SENIOR LOAN NOTES - 9.51% (A) (B)

              UNITED KINGDOM - 1.58%
              UTILITIES
    250,000   Eggborough Power Ltd., 03/31/2022 (c)                         NR         NR        1,651,186
                                                                                               -----------
              TOTAL UNITED KINGDOM.................................                              1,651,186
                                                                                               -----------
              UNITED STATES - 7.93%

              AEROSPACE AND DEFENSE - 1.96%
  2,000,000   IAP Worldwide Services, Inc., 13.50%, 06/20/2013 ....         B3         B-        2,046,680
                                                                                               -----------
                                                                                                 2,046,680
                                                                                               -----------
              HOTELS, MOTELS, INNS, AND GAMING - 1.11%
  1,114,591   Resorts International Holdings, LLC, 16.50%, 04/26/2013       Caa2       CCC-      1,161,270
                                                                                               -----------
                                                                                                 1,161,270
                                                                                               -----------
              HOUSING - 1.92%
  2,000,000   Weststate Land Partners LLC, 13.85%, 05/01/2007 .....         NR         NR        2,010,000
                                                                                               -----------
                                                                                                 2,010,000
                                                                                               -----------
              HOUSING - BUILDING MATERIALS - 0.98%
  1,500,000   Armstrong World Industries, 07/31/2007 (c) ..........         NR         NR        1,028,760
                                                                                               -----------
                                                                                                 1,028,760
                                                                                               -----------
              UTILITIES - 1.96%
  2,000,000   Calpine Generating Co., LLC, 9.10%, 04/01/2009 ......         B3         D         2,051,780
                                                                                               -----------
                                                                                                 2,051,780
                                                                                               -----------
              TOTAL UNITED STATES..................................                              8,298,490
                                                                                               -----------
              TOTAL VARIABLE SENIOR LOAN NOTES (COST $9,729,146)...                              9,949,676
                                                                                               -----------
BONDS AND NOTES - 107.16% (B)

              BERMUDA - 1.60%
              CABLE/WIRELESS VIDEO
  2,000,000   Intelsat Ltd., 7.63%, 04/15/2012 ....................         Caa2       B         1,677,500
                                                                                               -----------
              TOTAL BERMUDA........................................                              1,677,500
                                                                                               -----------
              CANADA - 3.40%
              FOOD, BEVERAGE AND TOBACCO
  2,000,000   Jean Coutu Group (JPC), Inc., 7.63%, 08/01/2012 .....         B3         B-        1,955,000
                                                                                               -----------
              TELECOMMUNICATIONS
  2,000,000   Nortel Networks Corp., 6.88%, 09/01/2023 ............         B3         B-        1,600,000
                                                                                               -----------
              TOTAL CANADA                                                                       3,555,000
                                                                                               -----------
              DENMARK - 1.28%
              TELECOMMUNICATIONS
  1,000,000   Nordic Telephone Co. Holdings, 8.35%, 05/01/2016 (d)
                 8.35%, 05/01/2016 (d) ............................         B2         B         1,333,571
                                                                                               -----------
              TOTAL DENMARK                                                                      1,333,571
                                                                                               -----------

                             See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              UNITED KINGDOM - 0.49%
              CABLE AND OTHER PAY TELEVISION SERVICES
    500,000   NTL Cable PLC, 8.75%, 04/15/2014 ....................         B2         B-          510,000
                                                                                               -----------
              TOTAL UNITED KINGDOM                                                                 510,000
                                                                                               -----------
              UNITED STATES - 100.39%

              AUTOMOBILE - 5.02%
  3,000,000   American Tire Distributors Holdings, Inc.,
              11.76%, 04/01/2012 (d) ..............................         Caa2       CCC+      2,775,000
  3,000,000   Delphi Corp., 6.50%, 05/01/2009 (e) (f) .............         NR         NR        2,475,000
                                                                                               -----------
                                                                                                 5,250,000
                                                                                               -----------
              BROADCASTING AND ENTERTAINMENT - 8.95%
  2,861,000   CCH I LLC, 11.00%, 10/01/2015 .......................         Caa3       CCC-      2,582,053
  3,000,000   CCO Holdings LLC, 8.75%, 11/15/2013 (f) .............         B3         CCC-      2,992,500
  1,000,000   PRIMEDIA, Inc., 10.55%, 05/15/2010 (d) ..............         B2         B         1,025,000
  3,000,000   Young Broadcasting, Inc., 10.00%, 03/01/2011 (f) ....         Caa2       CCC-      2,767,500
                                                                                               -----------
                                                                                                 9,367,053
                                                                                               -----------
              BUILDINGS AND REAL ESTATE - 3.73%
  2,000,000   Builders FirstSource, Inc., 9.42%, 02/15/2012 (d) ...         B3         B         2,040,000
  2,000,000   Goodman Global Holding Co., Inc., 7.88%, 12/15/2012 (f)       B3         B-        1,865,000
                                                                                               -----------
                                                                                                 3,905,000
                                                                                               -----------
              CARGO TRANSPORT - 2.64%
  2,890,000   Quality Distribution, Inc., 9.00%, 11/15/2010 .......         Caa2       CCC       2,759,950
                                                                                               -----------
                                                                                                 2,759,950
                                                                                               -----------
              CONTAINERS, PACKAGING AND GLASS - 2.50%
  3,000,000   Solo Cup Co., 8.50%, 02/15/2014 .....................         Caa1       B-        2,610,000
                                                                                               -----------
                                                                                                 2,610,000
                                                                                               -----------
              DIVERSIFIED/CONGLOMERATE SERVICE - 0.94%
  1,000,000   HydroChem Industrial Services, Inc., 9.25%, 02/15/2013 (g)    Caa        CCC+        982,500
                                                                                               -----------
                                                                                                   982,500
                                                                                               -----------
              ELECTRONICS - 1.90%
  1,000,000   Viasystems, Inc., 10.50%, 01/15/2011 ................         Caa        CCC+        995,000
  1,000,000   WII Components, Inc., 10.00%, 02/15/2012 (f) ........         B          B-          995,000
                                                                                               -----------
                                                                                                 1,990,000
                                                                                               -----------
              ENERGY - 0.99%
  1,000,000   Hillcorp Energy I, 9.00%, 06/01/2016 (g) ............         B          B         1,040,000
                                                                                               -----------
                                                                                                 1,040,000
                                                                                               -----------
              FARMING AND AGRICULTURE - 1.99%
  2,000,000   GSI Group, Inc. (The), 12.00%, 05/15/2013 (f) .......         B          B-        2,080,000
                                                                                               -----------
                                                                                                 2,080,000
                                                                                               -----------

                             See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              FOOD, BEVERAGE AND TOBACCO - 2.83%
  3,000,000   Chiquita Brands International, Inc., 7.50%, 11/01/2014        B          B-        2,565,000
    500,000   Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (g)          B          CCC+        400,000
                                                                                               -----------
                                                                                                 2,965,000
                                                                                               -----------
              FOREST PRODUCTS - CONTAINERS - 5.76%
  2,000,000   Graphic Packings International Corp., 9.50%, 08/15/2013       B3         B-        2,000,000
              NewPage Corp.
  2,000,000      12.29%, 11/01/2013 PIK (f) (g) ...................         NR         NR        1,930,000
  2,000,000      12.00%, 05/01/2013 (f) ...........................         Caa2       CCC+      2,095,000
                                                                                               -----------
                                                                                                 6,025,000
                                                                                               -----------
              HEALTHCARE - 2.93%
  3,000,000   National Mentor Holdings, Inc., 11.25%, 07/01/2014 (g)        Caa1       CCC+      3,067,500
                                                                                               -----------
                                                                                                 3,067,500
                                                                                               -----------
              HEALTHCARE, EDUCATION AND CHILDCARE - 8.61%
  5,010,000   La Petite Academy, Inc., 10.00%, 05/15/2008 (h) .....         Ca         CC        5,010,000
  2,000,000   Pharma II (Risperidone), 7.00%, 01/01/2018 ..........         NR         NR        1,860,000
  1,980,000   Pharma IV (Eszopiclone), 12.00%, 06/30/2014 .........         NR         NR        2,138,400
                                                                                               -----------
                                                                                                 9,008,400
                                                                                               -----------
              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 2.04%
  1,500,000   American Achievement Corp., 8.25%, 04/01/2012 .......         B2         B         1,485,000
  1,000,000   Home Products International, Inc., 9.63%, 05/15/2008          Caa3       CCC-        645,000
                                                                                               -----------
                                                                                                 2,130,000
                                                                                               -----------
              HOTELS, MOTELS, INNS, AND GAMING - 3.50%
  3,000,000   Trump Entertainment Resorts Holdings LP,
              8.50%, 06/01/2015 (f) ...............................         Caa1       B-        2,895,000
    750,000   Virgin River Casino Corp., 9.00%, 01/15/2012 ........         B3         B           765,000
                                                                                               -----------
                                                                                                 3,660,000
                                                                                               -----------
              HOUSING - 1.62%
  1,000,000   Dayton Superior Corp., 10.75%, 09/15/2008 ...........         Caa1       CCC+      1,037,500
  1,000,000   Owens Corning, 7.50%, 08/01/2018 (e) (f) ............         NR         NR          660,000
                                                                                               -----------
                                                                                                 1,697,500
                                                                                               -----------
              INFORMATION TECHNOLOGY - 4.91%
  1,000,000   Amkor Technology, Inc., 7.13%, 03/15/2011 ...........         Caa1       CCC+        898,750
  5,000,000   MagnaChip Semiconductor, 8.58%, 12/15/2011 (d) ......         B1         B+        4,237,500
                                                                                               -----------
                                                                                                 5,136,250
                                                                                               -----------
              LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 5.52%
  2,000,000   Ames True Temper, 9.51%, 01/15/2012 (d) .............         Caa2       CCC+      1,985,000
              Six Flags, Inc.
  2,000,000      8.88%, 02/01/2010 (f) ............................         Caa2       CCC       1,937,500
  2,000,000      9.75%, 04/15/2013 ................................         Caa2       CCC       1,847,500
                                                                                               -----------
                                                                                                 5,770,000
                                                                                               -----------

                             See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION, NON-ELECTRONIC) - 1.87%
  2,000,000   ALH Finance LLC, 8.50%, 01/15/2013 (f) ..............         B3         CCC+      1,960,000
                                                                                               -----------
                                                                                                 1,960,000
                                                                                               -----------
              MANUFACTURING - 0.92%
  1,000,000   Polypore, Inc., 8.75%, 05/15/2012 ...................         Caa2       CCC+        961,250
                                                                                               -----------
                                                                                                   961,250
                                                                                               -----------
              OIL AND GAS - 0.97%
  1,000,000   SemGroup, LP, 8.75%, 11/15/2015 (g) .................         B1         NR        1,010,000
                                                                                               -----------
                                                                                                 1,010,000
                                                                                               -----------
              PERSONAL AND NON DURABLE CONSUMER PRODUCTS - 2.34%
  1,000,000   ACCO Brands Corp., 7.63%, 08/15/2015 ................         B2         B           930,000
  2,000,000   Spectrum Brands, Inc., 7.38%, 02/01/2015 (f) ........         Caa1       CCC       1,515,000
                                                                                               -----------
                                                                                                 2,445,000
                                                                                               -----------
              PERSONAL TRANSPORTATION - 1.91%
  2,000,000   Continental Airlines, Inc., Pass Thru Certificate
              Series D, 7.57%, 12/01/2006 .........................         B3         B         1,997,028
                                                                                               -----------
                                                                                                 1,997,028
                                                                                               -----------
              PERSONAL, FOOD AND MISCELLANEOUS SERVICES - 0.00%
    700,333   Outsourcing Services Group, Inc., 9.00%, 07/15/2009 (h)       NR         NR               --
                                                                                               -----------
                                                                                                        --
                                                                                               -----------
              RETAIL - 1.81%
  2,000,000   Blockbuster, Inc., 9.00%, 09/01/2012 (f) ............         Caa3       CCC       1,890,000
                                                                                               -----------
                                                                                                 1,890,000
                                                                                               -----------
              RETAIL STORES - 7.33%
  3,000,000   Bon-Ton Dept Stores, Inc., 10.25%, 03/15/2014 (g) ...         B2         B-        2,775,000
  1,000,000   Linens `n Things, Inc., 11.13%, 01/15/2014 (d) (f) (g)        B3         B           932,500
  4,000,000   Movie Gallery, Inc., 11.00%, 05/01/2012 (f) .........         Caa3       CCC-      3,160,000
  1,000,000   Toys "R" Us, Inc., 7.88%, 04/15/2013 (f) ............         Caa2       CCC         796,250
                                                                                               -----------
                                                                                                 7,663,750
                                                                                               -----------
              STRUCTURED FINANCE OBLIGATIONS - 0.00%
  4,000,000   DLJ CBO, 11.96%, 04/15/2011 *  (h) ..................         NR         NR               --
                                                                                               -----------
                                                                                                        --
                                                                                               -----------
              TELECOMMUNICATIONS - 11.02%
  4,000,000   BTI Telecom Corp., 10.50%, 09/15/2007  (h) ..........         NR         NR        2,000,000
  2,000,000   Eschelon Operating Co., 8.38%, 03/15/2010 ...........         B3         B-        1,920,000
  2,000,000   Grande Communications Holdings, Inc., 14.00%, 04/01/2011      Caa1       CCC+      2,195,000
  3,000,000   Network Communications, Inc., 10.75%, 12/01/2013 (g)          B2         B-        3,015,000
    500,000   Nordic Telephone Co. Holdings 8.88%, 05/01/2016 (g) .         B2         B           517,500
  2,000,000   SunCom Wireless, Inc., 8.50%, 06/01/2013 ............         Caa2       CCC-      1,875,000
                                                                                               -----------
                                                                                                11,522,500
                                                                                               -----------

                             See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              TRANSPORTATION - 4.66%
              Federal-Mogul Corp.
  2,000,000      7.50%, 06/15/2007 (e) ............................         NR         NR        1,160,000
  1,000,000      7.75%, 07/01/2007 (e) ............................         NR         NR          580,000
  2,000,000      7.88%, 07/01/2010 (e) ............................         NR         NR        1,160,000
  2,000,000   General Motors Acceptance Corp., 7.02%, 12/01/2014 (d) (f)    Ba1        BB        1,969,660
                                                                                               -----------
                                                                                                 4,869,660
                                                                                               -----------
              UTILITIES - 1.18%
  2,500,000   Calpine Corp., 8.50%, 02/15/2011 (e) (f) ............         NR         D         1,231,250
     56,303   USGen New England, Inc., 7.46%, 01/02/2015 (e) (g) (h)        NR         NR               --
                                                                                               -----------
                                                                                                 1,231,250
                                                                                               -----------
              TOTAL UNITED STATES .................................                            104,994,591
                                                                                               -----------
              TOTAL BONDS AND NOTES (COST $118,456,112) ...........                            112,070,662
                                                                                               -----------

                             See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006



                                                                                                   Value
      Shares                                                                                   (Note 2a) ($)
  ----------                                                                                   -------------

COMMON STOCKS - 19.28% (B)

    555,258   Altiva Financial Corp. * ............................                                  1,943
     46,601   American Banknote Corp. * ...........................                              1,234,927
    853,905   ICO Global Communications (Holdings) Ltd. * (f) .....                              5,012,422
  1,155,224   Motient Corp. * .....................................                             13,897,345
      2,975   New World Restaurant Group * ........................                                 14,057
     24,015   Outsourcing Services Group, Inc. * (h) ..............                                      --
        303   Viatel Holding Bermuda Ltd. * .......................                                     12
                                                                                               -----------
         TOTAL COMMON STOCKS (COST $23,613,448)                                                 20,160,706
                                                                                               -----------

         Units
       ---------
WARRANTS - 0.11% (B)

     57,276   Loral Space & Communications, 12/26/06 * ............                                     --
      5,000   XM Satellite Radio, Inc., 03/15/2010 * ..............                                115,000
                                                                                               -----------
         TOTAL WARRANTS (COST $870,339) ...........................                                115,000
                                                                                               -----------
         TOTAL COMMON STOCKS AND WARRANTS  - 19.39% (COST $24,483,787)                          20,275,706
                                                                                               -----------
         TOTAL INVESTMENTS IN SECURITIES - 136.06% (COST $152,669,045)**                       142,296,044
                                                                                               -----------
         OTHER ASSETS & LIABILITIES, NET - 2.19% ..................                              2,290,630
                                                                                               -----------
         PREFERRED STOCK - (38.25)% ...............................                            (40,000,000)
                                                                                               -----------
         NET ASSETS APPLICABLE TO COMMON STOCK - 100.00% ..........                            104,586,674
                                                                                               ===========


(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at July 31, 2006. Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b)  Percentages are based on net assets applicable to common stock.
(c) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(d) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
(e) The issuer is in default of certain debt covenants. Income is not being accrued.
(f) Securities (or a portion of securities) on loan as of July 31, 2006. See footnote 8.
(g) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2006, the market value of these securities aggregated $15,670,000 or 14.98% of net assets applicable to common stock. These securities have been determined by the investment adviser to be liquid securities.
(h)  Fair Value price by Board of Directors. See footnote 2.
*    Non-income producing security.
** The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments are as follow:

     Unrealized appreciation            $   5,668,865
     Unrealized depreciation              (16,041,866)
                                        -------------
     Net depreciation                   $ (10,373,001)
                                        =============
PIK  Payment in Kind
"NR" denotes not rated.



                             See accompanying notes.
                                      10

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF ASSETS AND LIABILITIES
AS OF JULY 31, 2006 (UNAUDITED)

                                                                                                 ($)
                                                                                              ------------
ASSETS:
Investments in securities at value ($152,669,045 at cost;
see Schedule of Investments and Note 2) ...................................................    142,296,044
Foreign currency (Cost $466,002)...........................................................        467,906
Cash and cash equivalents..................................................................      2,985,666
Cash held as collateral for securities loaned  (Note 8)....................................     36,031,070
Receivable for investments sold............................................................        918,167
Interest receivable........................................................................      2,893,094
Other......................................................................................         26,889
                                                                                              ------------
     Total Assets.........................................................................     185,618,836
                                                                                              ------------
LIABILITIES:
Payable upon return of securities loaned (Note 8)..........................................     36,031,070
Payables:
Investment advisory, management and service fees payable (Note 3)..........................         81,211
   Directors' fees and expenses payable (Note 5)...........................................          5,333
   Preferred shares distribution payable...................................................         30,883
   Payable for investments purchased.......................................................      4,672,052
   Other accounts payable..................................................................        211,613
                                                                                              ------------
     Total Liabilities.....................................................................     41,032,162
                                                                                              ------------
PREFERRED STOCK:
   Preferred stock, $0.01 par value ($40,000,000 liquidation preference)
Authorized - 1,000,000 shares
     Issued and outstanding - 1,600 Series W shares........................................     40,000,000
                                                                                              ------------
     Total Preferred Stock.................................................................     40,000,000
                                                                                              ------------

NET ASSETS APPLICABLE TO COMMON STOCK:
   Common stock, $0.03 par value
Authorized - 100,000,000 shares
Issued and outstanding - 30,874,699 shares ................................................        926,241
   Capital in excess of par value..........................................................    280,778,320
   Undistributed net investment income ....................................................        535,218
   Accumulated net realized gain (loss) from security transactions.........................   (167,246,876)
   Net unrealized appreciation (depreciation) on investments...............................    (10,406,229)
                                                                                              ------------
   Net Assets Applicable to Common Stock...................................................    104,586,674
                                                                                              ============
   Net asset value per common share outstanding............................................           3.39
                                                                                              ============


                             See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF OPERATIONS
For the Nine Months Ended July 31, 2006 (unaudited)


                                                                                                 ($)
                                                                                              ------------
INVESTMENT INCOME:
 Interest income ..........................................................................      8,474,086
 Accretion of bond discount ...............................................................        614,498
 Securities lending income ................................................................         55,219
 Miscellaneous income .....................................................................         16,539
                                                                                              ------------
              Total investment income .............................                              9,160,342
                                                                                              ------------
EXPENSES:
 Investment advisory fees (Note 3) .........................................        714,636
 Administration fees .......................................................         36,910
 Transfer agent fees .......................................................         37,940
 Registration expenses .....................................................         20,317
 Legal fees ................................................................         54,373
 Professional fees .........................................................         56,395
 Insurance expense .........................................................        139,574
 Directors' fees and expenses (Note 5)......................................         47,425
 Printing and postage expense ..............................................         55,365
 Preferred shares broker expense ...........................................         76,981
 Rating agency fees ........................................................         18,241
 Custodian fees ............................................................         43,970
 Miscellaneous expense .....................................................          9,485

              Total expenses ......................................                              1,311,612
                                                                                              ------------
         Net investment income ............................................................      7,848,730
                                                                                              ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................................................      8,189,414
Net realized  loss from foreign  currency  transactions ...................................       (116,887)
Net change in unrealized  appreciation  (depreciation) on investments (Note 2) ............     (4,318,142)
Net change in unrealized  appreciation  (depreciation)  on translation of assets and
liabilities denominated in foreign currency ...............................................        (33,228)
                                                                                              ------------
         Net realized and unrealized gain (loss) on investments: ..........................      3,721,157
                                                                                              ------------
 Distributions to preferred stockholders ..................................................     (1,390,179)
                                                                                              ------------
   Net change in net assets resulting from operations .....................................     10,179,708
                                                                                              ============

                             See accompanying notes.
                                       12

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF CASH FLOWS
For the Nine Months Ended July 31, 2006 (unaudited)


                                                                                                 ($)
                                                                                              ------------
CASH FLOW FROM OPERATING ACTIVITIES:
  Interest received .......................................................................      8,429,399
  Operating expenses paid .................................................................     (1,167,452)
  Preferred shares distributions ..........................................................     (1,359,296)
  Purchase of portfolio securities ........................................................   (163,521,696)
  Sales and maturities of portfolio securities ............................................    164,468,460
                                                                                              ------------
Net cash and foreign currency provided by operating activities                                   6,849,415
                                                                                              ------------
CASH FLOW FROM FINANCING ACTIVITIES:
  Common stock distributions paid from net investment income ..............................     (6,036,005)
                                                                                              ------------
Net cash used by financing activities .....................................................     (6,036,005)
                                                                                              ------------
NET CHANGE IN CASH AND FOREIGN CURRENCY ...................................................        813,410
CASH, BEGINNING OF PERIOD .................................................................      2,640,162
                                                                                              ------------
CASH AND FOREIGN CURRENCY, END OF PERIOD ..................................................      3,453,572
                                                                                              ============
RECONCILIATION OF NET CHANGES IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH
AND FOREIGN CURRENCY USED BY OPERATING ACTIVITIES:
  Net change in net assets resulting from operations ......................................     10,179,708
  Change in interest and dividends receivable .............................................       (116,445)
  Change in investments ...................................................................        946,764
  Change in prepaids ......................................................................        154,084
  Change in investment advisory fee payable ...............................................          2,974
  Change in accrued expenses ..............................................................         17,985
  Net realized (gain) loss on investments and foreign currency transactions................     (8,072,527)
  Net change in unrealized (appreciation) depreciation on investments and translation of
    assets and liabilities denominated in foreign currency.................................      4,351,370
  Accretion of bond discount ..............................................................       (614,498)
                                                                                              ------------
Net cash and foreign currency provided by operating activities ............................      6,849,415
                                                                                              ============

                             See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             NINE MONTHS
                                                                                ENDED                YEAR
                                                                             JULY 31, 2006          ENDED
                                                                             (UNAUDITED) ($)   OCTOBER 31, 2005 ($)
                                                                            ---------------    ----------------
 FROM OPERATIONS:
   Net investment income ..............................................           7,848,730      11,007,792
   Net realized gain (loss) on investments sold and foreign
     currency transactions                                                        8,072,527      (2,406,796)

   Net change in unrealized appreciation (depreciation) on investments and translations of assets and liabilities denominated in
    foreign currency...................................................          (4,351,370)      6,787,682
   Distributions to preferred stockholders ............................          (1,390,179)     (1,203,281)
                                                                            ---------------  --------------
        Net change in net assets resulting from operations ............          10,179,708      14,185,397
                                                                            ---------------  --------------
FROM FUND SHARE TRANSACTIONS:
   Shares issued to common stockholders as part of new share issuance
   (0 and 37,200, respectively) .......................................                  --          67,959
   Shares issued (0 and 258,227, respectively) in capital shares
   transactions .......................................................                  --       1,004,504
   Shares issued (0 and 103,301, respectively) to common stockholders
   for reinvestment of dividends ......................................                  --         354,466
                                                                            ---------------  --------------
   Net increase in net assets resulting from fund share transactions ..                  --       1,426,929
                                                                            ---------------  --------------
FROM DISTRIBUTION TO STOCKHOLDERS:
   Common distributions from accumulated net investment income ........          (6,036,005)     (9,063,083)
                                                                            ---------------  --------------
   Net decrease in net assets resulting from distributions ............          (6,036,005)     (9,063,083)
                                                                            ---------------  --------------
   Total increase in net assets .......................................           4,143,703       6,549,243
                                                                            ---------------  --------------

NET ASSETS APPLICABLE TO COMMON STOCK:
   Beginning of period ................................................         100,442,971      93,893,728
                                                                            ---------------  --------------
   End of period (including undistributed net investment income of
   $535,218 and $112,672, respectively) ...............................         104,586,674     100,442,971
                                                                            ===============  ==============

                             See accompanying notes.
                                       14

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
FINANCIAL HIGHLIGHTS

Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented


                                                                     NINE MONTHS
                                                                        ENDED
                                                                       JULY 31,
                                                                         2006              FOR THE YEARS ENDED OCTOBER 31,
                                                                      (UNAUDITED)   2005      2004      2003      2002        2001
                                                                      ---------   --------  --------  --------  --------   --------
Net asset value, beginning of period ...............................  $    3.25   $   3.08  $   2.61  $   1.77  $   3.12   $   5.30
                                                                      ---------   --------  --------  --------  --------   --------
Net investment income # ............................................       0.25       0.36      0.35     0.37       0.46       0.74
Net realized and unrealized gain (loss) oninvestments # ............       0.14       0.14      0.47     0.81      (0.95)     (1.96)
Distributions to preferred stockholders ............................      (0.05)     (0.04)    (0.02)   (0.02)     (0.05)     (0.07)
                                                                      ---------   --------  --------  --------  --------   --------
   Total from investment operations ................................       0.34       0.46      0.80     1.16      (0.54)     (1.29)
Distributions:
Distributions from accumulated net investment income:
   To common stockholders ..........................................      (0.20)     (0.29)    (0.33)   (0.32)     (0.42)     (0.76)
Distributions to common stockholders from paid in capital + ........         --         --        --       --      (0.39)     (0.14)
                                                                      ---------   --------  --------  --------  --------   --------
   Total distributions .............................................      (0.20)     (0.29)    (0.33)   (0.32)     (0.81)     (0.90)
                                                                      ---------   --------  --------  --------  --------   --------
Effect of common stock issue .......................................         --         --        --        --        --       0.06
Effect of related expenses from equity and rightsOfferings .........         --         --        --        --        --      (0.05)
                                                                      ---------   --------  --------  --------  --------   --------
Net asset value, end of period .....................................  $    3.39   $   3.25  $   3.08  $  2.61   $   1.77   $   3.12
                                                                      ---------   --------  --------  --------  --------   --------
Per share market value, end of period ..............................  $    3.16   $   2.77  $   3.24  $  2.96   $   2.02   $   4.24
                                                                      ---------   --------  --------  --------  --------   --------
Total investment return on market value (b) ........................      21.47%(d)  (6.90%)   21.61%    66.45%   (42.19%)   (9.82%)
                                                                      =========   ========  ========  ========  ========   ========
Net assets, end of period (a) ......................................  $ 104,587   $100,443  $ 93,894  $ 74,113  $ 49,182   $ 86,048
                                                                      =========   ========  ========  ========  ========   ========
Ratio of operating expenses to average net assets,
applicable to common stock (c) .....................................       1.61%      1.85%     2.18%     4.07%     3.22%      3.75%
Ratio of net investment income to average net assets,
applicable to common stock (c) .....................................       9.64%     10.08%    11.88%    16.60%    15.99%     20.06%
Portfolio turnover rate ............................................    116.87%(d)   72.84%    81.25%   111.35%    96.89%     73.63%

(a)  Dollars in thousands
(b) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over distribution.
(c) Ratios do not reflect the effect of dividend payments to preferred stockholders.
(d)  Not annualized
 # Calculation is based on average shares outstanding for each period due to the per share effect of the Fund's rights offerings.
 + Taxes are calculated on a calendar year, whereas this data is calculated on a fiscal year ended 10/31.

                             See accompanying notes.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2006 (UNAUDITED)

(1) ORGANIZATION AND OPERATIONS:
   Prospect Street High Income Portfolio, Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

   The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

   See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES:

   (A) VALUATION OF INVESTMENTS
   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland," or "Investment Advisor") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Advisor pursuant to procedures approved by the Board of Directors.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

CREDIT  RISK
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INTEREST  RATE RISK
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

FOREIGN CURRENCY RISK
   Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.

   (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.

   (C) FEDERAL INCOME TAXES
   It is the Fund's policy to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. Therefore, no Federal income tax provision is required. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The accumulated capital losses available to offset future capital gains, if any, expire in the amounts indicated below on the following dates:

                  Carryover
                  Available         Expiration Date
                ------------        ----------------
               $   4,688,248        October 31, 2006
                  37,335,815        October 31, 2007
                  35,790,515        October 31, 2008
                  36,946,575        October 31, 2009
                  15,212,478        October 31, 2010
                  21,799,603        October 31, 2011
                  21,289,289        October 31, 2012
                   2,406,796        October 31, 2013
               -------------
               $ 175,469,319
               =============

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income: ......   $        112,672
Accumulated capital losses: .........   $    175,469,319

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (D) CASH FLOW INFORMATION
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statements of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

   (E) CASH AND CASH EQUIVALENTS
   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

   (F) ADDITIONAL ACCOUNTING STANDARDS
   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

(3) INVESTMENT ADVISORY AGREEMENT:
   Highland Capital Management, L.P. ("Highland," or "Investment Advisor") earned $714,636 in management fees for the nine months ended July 31, 2006. Management fees paid by the Fund to Highland were calculated at .65% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of the bank loan, notes and including the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stock up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and .50% of the excess of net assets over $225,000,000). On July 31, 2006, the fee payable to the investment advisor was $81,211, which is included in the accompanying statement of assets and liabilities.

(4) PURCHASES AND SALES OF SECURITIES:

   For the nine months ended July 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated approximately $168,193,749 and $165,274,731, respectively. There were no purchases or sales of U.S. Government obligations for the nine months ended July 31, 2006.

   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

   (5) CERTAIN TRANSACTIONS:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $15,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings. For the nine months ended July 31, 2006, the Fund incurred Board of Directors' fees and expenses of $47,425. At July 31, 2006, the Fund had a payable due to the Directors of $5,333.

   (6) DIVIDENDS AND DISTRIBUTIONS:
   Distributions on common stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common stockholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common stockholders will not exceed net investment income (as defined) allocated to common stockholders for income tax purposes. All stockholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the "Plan") unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants' accounts. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

For the year ended October 31, 2005, the tax character of distributions paid by the Fund to common stockholders were as follows:

Distributions from net investment income             $     9,063,083
Distributions from paid in capital--                               0
                                                     ---------------
                                                     $     9,063,083
                                                     ===============

For the year ended October 31, 2004, the tax character of distributions paid by the Fund to common stockholders were as follows:

Distributions from net investment income             $     9,526,324
Distributions from paid in capital--                               0
                                                     ---------------
                                                     $     9,526,324
                                                     ===============

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The following is the history of the Fund's calendar year distributions and their composition to common stockholders in calendar years 2001 through 2005.

                                                    2005        2004        2003       2002        2001
                                                  --------    --------    --------   --------    --------
   Distributions to stockholders ............     $   0.28    $   0.33    $   0.31   $   0.72    $   0.90
   Composition of Distributions*
     Ordinary Income ........................          100%        100%        100%        58%         77%
     Return of Capital ......................            0%          0%          0%        42%         23%
     Capital Gains ..........................            0%          0%          0%         0%          0%
                                                  --------    --------    --------   --------    --------
      Total .................................          100%        100%        100%       100%        100%
                                                  --------    --------    --------   --------    --------
      Ordinary Income .......................     $    0.28   $   0.33    $   0.31   $   0.42    $   0.70
      Return of Capital .....................     $     --    $     --    $     --   $   0.30    $   0.20
      Capital Gains .........................     $     --    $     --    $     --   $     --    $     --
                                                  --------    --------    --------   --------    --------
               Total ........................     $   0.28    $   0.33    $   0.31   $   0.72    $   0.90
                                                  ========    ========    ========   ========    ========

* Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

   (7) PREFERRED STOCK:
   On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative "Preferred Shares" with $.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of July 31, 2006, 1,600 Preferred Shares were outstanding. The Fund may reissue preferred stock in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series W cumulative preferred shares follow:

REDEMPTION
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

DIVIDENDS
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At July 31, 2006 the rate on the Preferred Shares was 5.00%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

VOTING RIGHTS
   The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund's Charter, the 1940 Act and Maryland law.

LIQUIDATION
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

   (8) SECURITIES LOANS
   At a meeting held on March 3, 2006, the Fund's Board of Trustees approved an agreement allowing the Fund to enter into securities lending transactions. The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of July 31, 2006, the market value of securities loaned by the Fund was $34,976,502 .. The loans were secured with cash collateral of $36,031,070.

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

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

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INVESTMENT ADVISOR                              TRANSFER AND STOCKHOLDERS' SERVICING AGENT
Highland Capital Management, L.P.               American Stock Transfer & Trust Company
13455 Noel Road                                 59 Maiden Lane
Suite 800                                       New York, NY 10038
Dallas, TX 75240                                www.amstock.com

OFFICERS                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
James D. Dondero -- President                   Deloitte & Touche LLP
Mark Okada -- Executive Vice President          JPMorgan Chase Tower
R. Joseph Dougherty -- Senior Vice President    2200 Ross Avenue
M. Jason  Blackburn -- Secretary and Treasurer  Suite 1600
Michael S. Minces -- Chief Compliance Officer   Dallas, TX 75201-6778

DIRECTORS                                       COUNSEL
R. Joseph  Dougherty                            Skadden, Arps, Slate, Meagher & Flom LLP
Bryan A. Ward                                   Four Times Square
Timothy K. Hui                                  New York, NY 10036
Scott F. Kavanaugh
James F.  Leary                                 CUSTODIAN
                                                PFPC Trust Company
                                                8800 Tinicum Boulevard
                                                Philadelphia, PA  19153

FACTS FOR STOCKHOLDERS:
   Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund's proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

   The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

   QUESTIONS REGARDING YOUR ACCOUNT: Please telephone American Stock Transfer & Trust Company at their toll free number 1-800-937-5449 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

   Written Correspondence Regarding Your Account: Please mail all correspondence directly to Prospect Street High Income Portfolio, Inc., c/o American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269.